UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03999
JOHN HANCOCK INVESTMENT TRUST II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended October 31, 2024:
John Hancock Investment Trust II
  John Hancock Financial Industries Fund
  John Hancock Regional Bank Fund

John Hancock Regional Bank Fund
Class A/FRBAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class A/FRBAX)	$155	1.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Regional Bank Fund (Class A/FRBAX) returned 53.63% (excluding sales charges) for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and a resilient U.S. economy. AI optimism fueled gains in stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials.
TOP PERFORMANCE CONTRIBUTORS
Regional banks | Regional banks continued to exhibit solid profitability with healthy capital and liquidity levels, while maintaining low credit levels. This sub-industry was the strongest contributor to fund performance with its holdings in M&T Bank Corp., Citizens Financial Group, Inc. and Huntington Bancshares, Inc.
Diversified banks | Another sub-industry that contributed to performance was diversified banks, which benefited from the same tailwinds that supported regional bank performance. The larger diversified banks that made the most substantial contributions to performance included Fifth Third Bancorp, JPMorgan Chase & Co., and KeyCorp.

TOP PERFORMANCE DETRACTORS
Specific holdings | While regional bank holdings within the fund largely outperformed, a few individual securities finished with losses, including Flagstar Financial, Riverview Bancorp, Inc. and California BanCorp.
Sub-industry | The total contribution of diversified banks to the fund’s performance lagged relative to regional banks although each of the fund’s holdings within this sub-industry provided positive returns.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class A/FRBAX)	45.97%	5.55%	7.86%
Regional Bank Fund (Class A/FRBAX)—excluding sales charge	53.63%	6.63%	8.42%
S&P 500 Index	38.02%	15.27%	13.00%
S&P Regional Banks Select Industry Index	53.97%	5.19%	6.82%
S&P Composite 1500 Banks Index	62.87%	8.18%	9.44%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Effective March 29, 2024, the fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index, and the S&P Regional Banks Select Industry Index was added as a benchmark for the fund due to its modified equal-weight methodology and focus on regional banks that is a better statistical and stylistic fit for the fund’s strategy. Prior to March 29, 2024, the fund’s primary benchmark was the S&P Composite 1500 Banks Index.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$845,873,246%
Total number of portfolio holdings	$106%
Total advisory fees paid (net)	$6,045,913%
Portfolio turnover rate	$3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.3%
Huntington Bancshares, Inc.	2.7%
Citizens Financial Group, Inc.	2.6%
Regions Financial Corp.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Fifth Third Bancorp	2.5%
JPMorgan Chase & Co.	2.4%
U.S. Bancorp	2.4%
KeyCorp	2.2%
Zions Bancorp NA	2.1%

Industry Composition
Banks	99.4%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988663

01A-A
10/24
12/24

John Hancock Regional Bank Fund
Class C/FRBCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class C/FRBCX)	$247	1.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Regional Bank Fund (Class C/FRBCX) returned 52.46% (excluding sales charges) for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and a resilient U.S. economy. AI optimism fueled gains in stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials.
TOP PERFORMANCE CONTRIBUTORS
Regional banks | Regional banks continued to exhibit solid profitability with healthy capital and liquidity levels, while maintaining low credit levels. This sub-industry was the strongest contributor to fund performance with its holdings in M&T Bank Corp., Citizens Financial Group, Inc. and Huntington Bancshares, Inc.
Diversified banks | Another sub-industry that contributed to performance was diversified banks, which benefited from the same tailwinds that supported regional bank performance. The larger diversified banks that made the most substantial contributions to performance included Fifth Third Bancorp, JPMorgan Chase & Co., and KeyCorp.

TOP PERFORMANCE DETRACTORS
Specific holdings | While regional bank holdings within the fund largely outperformed, a few individual securities finished with losses, including Flagstar Financial, Riverview Bancorp, Inc. and California BanCorp.
Sub-industry | The total contribution of diversified banks to the fund’s performance lagged relative to regional banks although each of the fund’s holdings within this sub-industry provided positive returns.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class C/FRBCX)	51.46%	5.86%	7.65%
Regional Bank Fund (Class C/FRBCX)—excluding sales charge	52.46%	5.86%	7.65%
S&P 500 Index	38.02%	15.27%	13.00%
S&P Regional Banks Select Industry Index	53.97%	5.19%	6.82%
S&P Composite 1500 Banks Index	62.87%	8.18%	9.44%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Effective March 29, 2024, the fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index, and the S&P Regional Banks Select Industry Index was added as a benchmark for the fund due to its modified equal-weight methodology and focus on regional banks that is a better statistical and stylistic fit for the fund’s strategy. Prior to March 29, 2024, the fund’s primary benchmark was the S&P Composite 1500 Banks Index.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$845,873,246%
Total number of portfolio holdings	$106%
Total advisory fees paid (net)	$6,045,913%
Portfolio turnover rate	$3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.3%
Huntington Bancshares, Inc.	2.7%
Citizens Financial Group, Inc.	2.6%
Regions Financial Corp.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Fifth Third Bancorp	2.5%
JPMorgan Chase & Co.	2.4%
U.S. Bancorp	2.4%
KeyCorp	2.2%
Zions Bancorp NA	2.1%

Industry Composition
Banks	99.4%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988663

01A-C
10/24
12/24

John Hancock Regional Bank Fund
Class I/JRBFX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class I/JRBFX)	$122	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Regional Bank Fund (Class I/JRBFX) returned 54.00% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and a resilient U.S. economy. AI optimism fueled gains in stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials.
TOP PERFORMANCE CONTRIBUTORS
Regional banks | Regional banks continued to exhibit solid profitability with healthy capital and liquidity levels, while maintaining low credit levels. This sub-industry was the strongest contributor to fund performance with its holdings in M&T Bank Corp., Citizens Financial Group, Inc. and Huntington Bancshares, Inc.
Diversified banks | Another sub-industry that contributed to performance was diversified banks, which benefited from the same tailwinds that supported regional bank performance. The larger diversified banks that made the most substantial contributions to performance included Fifth Third Bancorp, JPMorgan Chase & Co., and KeyCorp.

TOP PERFORMANCE DETRACTORS
Specific holdings | While regional bank holdings within the fund largely outperformed, a few individual securities finished with losses, including Flagstar Financial, Riverview Bancorp, Inc. and California BanCorp.
Sub-industry | The total contribution of diversified banks to the fund’s performance lagged relative to regional banks although each of the fund’s holdings within this sub-industry provided positive returns.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class I/JRBFX)	54.00%	6.92%	8.67%
S&P 500 Index	38.02%	15.27%	13.00%
S&P Regional Banks Select Industry Index	53.97%	5.19%	6.82%
S&P Composite 1500 Banks Index	62.87%	8.18%	9.44%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Effective March 29, 2024, the fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index, and the S&P Regional Banks Select Industry Index was added as a benchmark for the fund due to its modified equal-weight methodology and focus on regional banks that is a better statistical and stylistic fit for the fund’s strategy. Prior to March 29, 2024, the fund’s primary benchmark was the S&P Composite 1500 Banks Index.

Class I shares were first offered 9-9-16. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$845,873,246%
Total number of portfolio holdings	$106%
Total advisory fees paid (net)	$6,045,913%
Portfolio turnover rate	$3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.3%
Huntington Bancshares, Inc.	2.7%
Citizens Financial Group, Inc.	2.6%
Regions Financial Corp.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Fifth Third Bancorp	2.5%
JPMorgan Chase & Co.	2.4%
U.S. Bancorp	2.4%
KeyCorp	2.2%
Zions Bancorp NA	2.1%

Industry Composition
Banks	99.4%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988663

01A-I
10/24
12/24

John Hancock Regional Bank Fund
Class R6/JRGRX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class R6/JRGRX)	$108	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Regional Bank Fund (Class R6/JRGRX) returned 54.21% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and a resilient U.S. economy. AI optimism fueled gains in stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials.
TOP PERFORMANCE CONTRIBUTORS
Regional banks | Regional banks continued to exhibit solid profitability with healthy capital and liquidity levels, while maintaining low credit levels. This sub-industry was the strongest contributor to fund performance with its holdings in M&T Bank Corp., Citizens Financial Group, Inc. and Huntington Bancshares, Inc.
Diversified banks | Another sub-industry that contributed to performance was diversified banks, which benefited from the same tailwinds that supported regional bank performance. The larger diversified banks that made the most substantial contributions to performance included Fifth Third Bancorp, JPMorgan Chase & Co., and KeyCorp.

TOP PERFORMANCE DETRACTORS
Specific holdings | While regional bank holdings within the fund largely outperformed, a few individual securities finished with losses, including Flagstar Financial, Riverview Bancorp, Inc. and California BanCorp.
Sub-industry | The total contribution of diversified banks to the fund’s performance lagged relative to regional banks although each of the fund’s holdings within this sub-industry provided positive returns.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class R6/JRGRX)	54.21%	7.04%	8.72%
S&P 500 Index	38.02%	15.27%	13.00%
S&P Regional Banks Select Industry Index	53.97%	5.19%	6.82%
S&P Composite 1500 Banks Index	62.87%	8.18%	9.44%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Effective March 29, 2024, the fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index, and the S&P Regional Banks Select Industry Index was added as a benchmark for the fund due to its modified equal-weight methodology and focus on regional banks that is a better statistical and stylistic fit for the fund’s strategy. Prior to March 29, 2024, the fund’s primary benchmark was the S&P Composite 1500 Banks Index.

Class R6 shares were first offered 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$845,873,246%
Total number of portfolio holdings	$106%
Total advisory fees paid (net)	$6,045,913%
Portfolio turnover rate	$3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.3%
Huntington Bancshares, Inc.	2.7%
Citizens Financial Group, Inc.	2.6%
Regions Financial Corp.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Fifth Third Bancorp	2.5%
JPMorgan Chase & Co.	2.4%
U.S. Bancorp	2.4%
KeyCorp	2.2%
Zions Bancorp NA	2.1%

Industry Composition
Banks	99.4%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988663

01A-R6
10/24
12/24

John Hancock Financial Industries Fund
Class A/FIDAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class A/FIDAX)	$148	1.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Fund (Class A/FIDAX) returned 45.28% (excluding sales charges) for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials sectors.
TOP PERFORMANCE CONTRIBUTORS
Banks | Banks continued to exhibit solid profitability with healthy capital and liquidity, and credit costs remained low. This was the strongest industry contributing to fund performance with its holdings in M&T Bank Corp., Citigroup, Inc., and East West Bancorp, Inc.
Capital markets | Another contributing industry to performance was capital markets which had healthy performance from alternative asset managers KKR & Company, Inc. and Ares Management Corp.

TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a small number of individual securities finished with losses, including Adyen NV, Markel Group, Inc. and Flagstar Financial, Inc.
Industries | Diversified financial services and real estate investment trusts contributed the least to fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class A/FIDAX)	38.04%	8.37%	7.75%
Financial Industries Fund (Class A/FIDAX)—excluding sales charge	45.28%	9.49%	8.30%
S&P 500 Index	38.02%	15.27%	13.00%
S&P 500 Financials Index	46.35%	12.46%	11.42%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$493,970,846%
Total number of portfolio holdings	$53%
Total advisory fees paid (net)	$3,608,198%
Portfolio turnover rate	$61%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

Industry Composition
Banks	39.2%
Insurance	22.2%
Capital markets	21.4%
Financial services	8.5%
Consumer finance	5.9%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988576

70A-A
10/24
12/24

John Hancock Financial Industries Fund
Class C/FIDCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class C/FIDCX)	$241	1.97%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Fund (Class C/FIDCX) returned 44.21% (excluding sales charges) for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials sectors.
TOP PERFORMANCE CONTRIBUTORS
Banks | Banks continued to exhibit solid profitability with healthy capital and liquidity, and credit costs remained low. This was the strongest industry contributing to fund performance with its holdings in M&T Bank Corp., Citigroup, Inc., and East West Bancorp, Inc.
Capital markets | Another contributing industry to performance was capital markets which had healthy performance from alternative asset managers KKR & Company, Inc. and Ares Management Corp.

TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a small number of individual securities finished with losses, including Adyen NV, Markel Group, Inc. and Flagstar Financial, Inc.
Industries | Diversified financial services and real estate investment trusts contributed the least to fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class C/FIDCX)	43.21%	8.66%	7.50%
Financial Industries Fund (Class C/FIDCX)—excluding sales charge	44.21%	8.66%	7.50%
S&P 500 Index	38.02%	15.27%	13.00%
S&P 500 Financials Index	46.35%	12.46%	11.42%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$493,970,846%
Total number of portfolio holdings	$53%
Total advisory fees paid (net)	$3,608,198%
Portfolio turnover rate	$61%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

Industry Composition
Banks	39.2%
Insurance	22.2%
Capital markets	21.4%
Financial services	8.5%
Consumer finance	5.9%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988576

70A-C
10/24
12/24

John Hancock Financial Industries Fund
Class I/JFIFX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class I/JFIFX)	$119	0.97%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Fund (Class I/JFIFX) returned 45.56% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials sectors.
TOP PERFORMANCE CONTRIBUTORS
Banks | Banks continued to exhibit solid profitability with healthy capital and liquidity, and credit costs remained low. This was the strongest industry contributing to fund performance with its holdings in M&T Bank Corp., Citigroup, Inc., and East West Bancorp, Inc.
Capital markets | Another contributing industry to performance was capital markets which had healthy performance from alternative asset managers KKR & Company, Inc. and Ares Management Corp.

TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a small number of individual securities finished with losses, including Adyen NV, Markel Group, Inc. and Flagstar Financial, Inc.
Industries | Diversified financial services and real estate investment trusts contributed the least to fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class I/JFIFX)	45.56%	9.74%	8.52%
S&P 500 Index	38.02%	15.27%	13.00%
S&P 500 Financials Index	46.35%	12.46%	11.42%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered 9-9-16. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$493,970,846%
Total number of portfolio holdings	$53%
Total advisory fees paid (net)	$3,608,198%
Portfolio turnover rate	$61%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

Industry Composition
Banks	39.2%
Insurance	22.2%
Capital markets	21.4%
Financial services	8.5%
Consumer finance	5.9%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988576

70A-I
10/24
12/24

John Hancock Financial Industries Fund
Class NAV
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class NAV)	$106	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Fund (Class NAV) returned 45.67% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials sectors.
TOP PERFORMANCE CONTRIBUTORS
Banks | Banks continued to exhibit solid profitability with healthy capital and liquidity, and credit costs remained low. This was the strongest industry contributing to fund performance with its holdings in M&T Bank Corp., Citigroup, Inc., and East West Bancorp, Inc.
Capital markets | Another contributing industry to performance was capital markets which had healthy performance from alternative asset managers KKR & Company, Inc. and Ares Management Corp.

TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a small number of individual securities finished with losses, including Adyen NV, Markel Group, Inc. and Flagstar Financial, Inc.
Industries | Diversified financial services and real estate investment trusts contributed the least to fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class NAV)	45.67%	9.87%	8.71%
S&P 500 Index	38.02%	15.27%	13.00%
S&P 500 Financials Index	46.35%	12.46%	11.42%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$493,970,846%
Total number of portfolio holdings	$53%
Total advisory fees paid (net)	$3,608,198%
Portfolio turnover rate	$61%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

Industry Composition
Banks	39.2%
Insurance	22.2%
Capital markets	21.4%
Financial services	8.5%
Consumer finance	5.9%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988576

70A-NAV
10/24
12/24

John Hancock Financial Industries Fund
Class R6/JFDRX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class R6/JFDRX)	$106	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Fund (Class R6/JFDRX) returned 45.81% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials sectors.
TOP PERFORMANCE CONTRIBUTORS
Banks | Banks continued to exhibit solid profitability with healthy capital and liquidity, and credit costs remained low. This was the strongest industry contributing to fund performance with its holdings in M&T Bank Corp., Citigroup, Inc., and East West Bancorp, Inc.
Capital markets | Another contributing industry to performance was capital markets which had healthy performance from alternative asset managers KKR & Company, Inc. and Ares Management Corp.

TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a small number of individual securities finished with losses, including Adyen NV, Markel Group, Inc. and Flagstar Financial, Inc.
Industries | Diversified financial services and real estate investment trusts contributed the least to fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class R6/JFDRX)	45.81%	9.87%	8.59%
S&P 500 Index	38.02%	15.27%	13.00%
S&P 500 Financials Index	46.35%	12.46%	11.42%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$493,970,846%
Total number of portfolio holdings	$53%
Total advisory fees paid (net)	$3,608,198%
Portfolio turnover rate	$61%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

Industry Composition
Banks	39.2%
Insurance	22.2%
Capital markets	21.4%
Financial services	8.5%
Consumer finance	5.9%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988576

70A-R6
10/24
12/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, October 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $94,160 and $88,448 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $1,367 and $1,256 for fiscal years ended October 31, 2024 and October 31, 2023, respectively.

Amounts billed to control affiliates were $132,464 and $127,986 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $11,390 and $13,132 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $739 and $0 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended October 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $837,212 for the fiscal year ended October 31, 2024 and $1,171,193 for the fiscal year ended October 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of August 1, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended October 31, 2024 for the following funds:

John Hancock Investment Trust II

  John Hancock Financial Industries Fund

  John Hancock Regional Bank Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Financial Industries Fund
U.S. equity
October 31, 2024

John Hancock
Financial Industries Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
13	Notes to financial statements
21	Report of independent registered public accounting firm
22	Tax information
23	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |

Fund’s investments
AS OF 10-31-24
	Shares	Value
Common stocks 98.6%		$486,928,000
(Cost $336,277,805)
Financials 97.2%		479,951,543
Banks 39.2%
American Business Bank (A)	101,734	4,090,724
Bank of America Corp.	393,136	16,440,948
Citigroup, Inc.	232,260	14,904,124
Danske Bank A/S	169,858	5,022,538
Dime Community Bancshares, Inc.	109,348	3,288,094
East West Bancorp, Inc.	156,839	15,290,234
Eastern Bankshares, Inc.	274,338	4,479,940
Enterprise Bancorp, Inc.	46,199	1,483,450
Fifth Third Bancorp	153,855	6,720,386
JPMorgan Chase & Co.	68,772	15,261,882
M&T Bank Corp.	104,578	20,359,244
Pinnacle Financial Partners, Inc.	141,922	14,965,675
Popular, Inc.	87,483	7,806,108
Renasant Corp.	72,684	2,479,251
Sumitomo Mitsui Trust Group, Inc.	261,100	5,726,007
Synovus Financial Corp.	304,346	15,177,735
U.S. Bancorp	171,813	8,300,286
Wells Fargo & Company	229,051	14,869,991
Western Alliance Bancorp	143,825	11,967,678
Zions Bancorp NA	94,957	4,943,461
Capital markets 21.4%
AllianceBernstein Holding LP	176,314	6,532,434
Ameriprise Financial, Inc.	21,264	10,851,019
Ares Management Corp., Class A	70,538	11,827,812
Intercontinental Exchange, Inc.	55,930	8,717,809
KKR & Company, Inc.	85,402	11,805,972
Morgan Stanley	62,814	7,302,128
Nasdaq, Inc.	198,455	14,669,794
The Carlyle Group, Inc.	144,423	7,225,483
The Charles Schwab Corp.	17,590	1,245,900
The Goldman Sachs Group, Inc.	29,180	15,109,112
Tradeweb Markets, Inc., Class A	80,370	10,206,990
Consumer finance 5.9%
American Express Company	52,592	14,204,047
Discover Financial Services	99,523	14,772,199
Financial services 8.5%
Fiserv, Inc. (A)	71,567	14,163,109
Mastercard, Inc., Class A	24,872	12,425,802
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FINANCIAL INDUSTRIES FUND	2

	Shares	Value
Financials (continued)
Financial services (continued)
PayPal Holdings, Inc. (A)	79,756	$6,324,651
Visa, Inc., Class A	31,793	9,215,201
Insurance 22.2%
American International Group, Inc.	65,762	4,990,021
Arch Capital Group, Ltd. (A)	63,638	6,272,161
Arthur J. Gallagher & Company	35,188	9,894,866
Bowhead Specialty Holdings, Inc. (A)	46,016	1,339,526
Chubb, Ltd.	27,163	7,671,918
NN Group NV	145,405	7,138,259
Palomar Holdings, Inc. (A)	52,908	4,749,551
Reinsurance Group of America, Inc.	64,671	13,650,755
Skyward Specialty Insurance Group, Inc. (A)	202,917	8,970,961
The Allstate Corp.	79,979	14,917,683
The Hartford Financial Services Group, Inc.	44,781	4,945,614
The Progressive Corp.	55,618	13,505,719
Unum Group	182,725	11,727,291
Real estate 1.4%		6,976,457
Specialized REITs 1.4%
Digital Realty Trust, Inc.	39,143	6,976,457

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.6%				$3,039,088
(Cost $2,848,206)
Financials 0.6%				3,039,088
Mortgage real estate investment trusts 0.6%
Redwood Trust, Inc.	7.750	06-15-27	3,076,000	3,039,088

	Yield (%)	Shares	Value
Short-term investments 0.8%			$4,211,555
(Cost $4,210,007)
Short-term funds 0.8%			4,211,555
John Hancock Collateral Trust (B)	4.6622(C)	421,025	4,211,555

Total investments (Cost $343,336,018) 100.0%	$494,178,643
Other assets and liabilities, net (0.0%)	(207,797)
Total net assets 100.0%	$493,970,846

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
3	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 10-31-24.
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $343,479,816. Net unrealized appreciation aggregated to $150,698,827, of which $150,919,289 related to gross unrealized appreciation and $220,462 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FINANCIAL INDUSTRIES FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $339,126,011)	$489,967,088
Affiliated investments, at value (Cost $4,210,007)	4,211,555
Total investments, at value (Cost $343,336,018)	494,178,643
Foreign currency, at value (Cost $593)	595
Dividends and interest receivable	587,878
Receivable for fund shares sold	50,742
Receivable for investments sold	3,553,431
Other assets	59,698
Total assets	498,430,987
Liabilities
Payable for investments purchased	3,774,315
Payable for fund shares repurchased	489,507
Payable to affiliates
Accounting and legal services fees	22,824
Transfer agent fees	27,893
Distribution and service fees	54,690
Trustees’ fees	514
Other liabilities and accrued expenses	90,398
Total liabilities	4,460,141
Net assets	$493,970,846
Net assets consist of
Paid-in capital	$297,667,827
Total distributable earnings (loss)	196,303,019
Net assets	$493,970,846

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($246,706,089 ÷ 12,967,279 shares)[1]	$19.03
Class C ($5,483,788 ÷ 341,360 shares)[1]	$16.06
Class I ($32,249,046 ÷ 1,697,166 shares)	$19.00
Class R6 ($4,324,944 ÷ 227,332 shares)	$19.02
Class NAV ($205,206,979 ÷ 10,792,590 shares)	$19.01
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.03

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Financial Industries Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Dividends	$9,697,625
Dividends from affiliated investments	387,974
Interest	356,896
Less foreign taxes withheld	(274,928)
Total investment income	10,167,567
Expenses
Investment management fees	3,649,139
Distribution and service fees	596,110
Accounting and legal services fees	89,738
Transfer agent fees	298,757
Trustees’ fees	9,880
Custodian fees	72,012
State registration fees	71,791
Printing and postage	42,023
Professional fees	79,983
Other	22,352
Total expenses	4,931,785
Less expense reductions	(40,941)
Net expenses	4,890,844
Net investment income	5,276,723
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	46,239,640
Affiliated investments	3,586
46,243,226
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	121,106,794
Affiliated investments	1,614
121,108,408
Net realized and unrealized gain	167,351,634
Increase in net assets from operations	$172,628,357
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$5,276,723	$9,938,830
Net realized gain	46,243,226	2,572,571
Change in net unrealized appreciation (depreciation)	121,108,408	(85,110,765)
Increase (decrease) in net assets resulting from operations	172,628,357	(72,599,364)
Distributions to shareholders
From earnings
Class A	(4,178,789)	(24,496,676)
Class C	(92,603)	(978,548)
Class I	(563,176)	(4,170,159)
Class R6	(53,950)	(201,037)
Class NAV	(4,620,843)	(29,117,821)
Total distributions	(9,509,361)	(58,964,241)
From fund share transactions	(77,651,284)	(51,580,918)
Total increase (decrease)	85,467,712	(183,144,523)
Net assets
Beginning of year	408,503,134	591,647,657
End of year	$493,970,846	$408,503,134
7	JOHN HANCOCK Financial Industries Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.35	$17.14	$24.22	$16.15	$19.34
Net investment income[1]	0.16	0.26	0.18	0.15	0.15
Net realized and unrealized gain (loss) on investments	5.81	(2.38)	(2.80)	8.92	(1.89)
Total from investment operations	5.97	(2.12)	(2.62)	9.07	(1.74)
Less distributions
From net investment income	(0.27)	(0.13)	(0.43)	(0.23)	(0.24)
From net realized gain	(0.02)	(1.54)	(4.03)	(0.77)	(1.21)
Total distributions	(0.29)	(1.67)	(4.46)	(1.00)	(1.45)
Net asset value, end of period	$19.03	$13.35	$17.14	$24.22	$16.15
Total return (%)[2,3]	45.28	(13.17)	(12.33)	58.18	(10.06)
Ratios and supplemental data
Net assets, end of period (in millions)	$247	$194	$256	$318	$211
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22	1.22	1.21	1.21	1.23
Expenses including reductions	1.21	1.21	1.20	1.20	1.22
Net investment income	0.96	1.79	1.01	0.70	0.90
Portfolio turnover (%)	61	72	45	64	40

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	8

CLASS C SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$11.31	$14.77	$21.45	$14.39	$17.39
Net investment income (loss)[1]	0.03	0.13	0.04	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	4.91	(2.05)	(2.44)	7.95	(1.70)
Total from investment operations	4.94	(1.92)	(2.40)	7.94	(1.68)
Less distributions
From net investment income	(0.17)	—[2]	(0.25)	(0.11)	(0.11)
From net realized gain	(0.02)	(1.54)	(4.03)	(0.77)	(1.21)
Total distributions	(0.19)	(1.54)	(4.28)	(0.88)	(1.32)
Net asset value, end of period	$16.06	$11.31	$14.77	$21.45	$14.39
Total return (%)[3,4]	44.21	(13.90)	(12.88)	57.01	(10.82)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$6	$10	$15	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98	1.98	1.95	1.95	1.98
Expenses including reductions	1.97	1.97	1.94	1.94	1.97
Net investment income (loss)	0.22	1.03	0.26	(0.04)	0.16
Portfolio turnover (%)	61	72	45	64	40

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
9	JOHN HANCOCK Financial Industries Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.34	$17.15	$24.21	$16.13	$19.33
Net investment income[1]	0.20	0.29	0.23	0.21	0.20
Net realized and unrealized gain (loss) on investments	5.80	(2.38)	(2.79)	8.91	(1.90)
Total from investment operations	6.00	(2.09)	(2.56)	9.12	(1.70)
Less distributions
From net investment income	(0.32)	(0.18)	(0.47)	(0.27)	(0.29)
From net realized gain	(0.02)	(1.54)	(4.03)	(0.77)	(1.21)
Total distributions	(0.34)	(1.72)	(4.50)	(1.04)	(1.50)
Net asset value, end of period	$19.00	$13.34	$17.15	$24.21	$16.13
Total return (%)[2]	45.56	(13.00)	(12.05)	58.63	(9.92)
Ratios and supplemental data
Net assets, end of period (in millions)	$32	$23	$36	$47	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	0.98	0.95	0.95	0.98
Expenses including reductions	0.97	0.97	0.94	0.94	0.97
Net investment income	1.20	1.98	1.27	0.97	1.18
Portfolio turnover (%)	61	72	45	64	40

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	10

CLASS R6 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.35	$17.16	$24.24	$16.15	$19.34
Net investment income[1]	0.21	0.31	0.25	0.23	0.20
Net realized and unrealized gain (loss) on investments	5.81	(2.38)	(2.80)	8.92	(1.87)
Total from investment operations	6.02	(2.07)	(2.55)	9.15	(1.67)
Less distributions
From net investment income	(0.33)	(0.20)	(0.50)	(0.29)	(0.31)
From net realized gain	(0.02)	(1.54)	(4.03)	(0.77)	(1.21)
Total distributions	(0.35)	(1.74)	(4.53)	(1.06)	(1.52)
Net asset value, end of period	$19.02	$13.35	$17.16	$24.24	$16.15
Total return (%)[2]	45.81	(12.90)	(11.97)	58.71	(9.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$2	$2	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.87	0.84	0.84	0.86
Expenses including reductions	0.86	0.86	0.84	0.84	0.85
Net investment income	1.30	2.13	1.39	1.09	1.26
Portfolio turnover (%)	61	72	45	64	40

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11	JOHN HANCOCK Financial Industries Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.35	$17.16	$24.23	$16.14	$19.34
Net investment income[1]	0.22	0.31	0.25	0.23	0.21
Net realized and unrealized gain (loss) on investments	5.79	(2.38)	(2.79)	8.92	(1.89)
Total from investment operations	6.01	(2.07)	(2.54)	9.15	(1.68)
Less distributions
From net investment income	(0.33)	(0.20)	(0.50)	(0.29)	(0.31)
From net realized gain	(0.02)	(1.54)	(4.03)	(0.77)	(1.21)
Total distributions	(0.35)	(1.74)	(4.53)	(1.06)	(1.52)
Net asset value, end of period	$19.01	$13.35	$17.16	$24.23	$16.14
Total return (%)[2]	45.67	(12.88)	(11.95)	58.83	(9.81)
Ratios and supplemental data
Net assets, end of period (in millions)	$205	$184	$288	$414	$330
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.86	0.84	0.83	0.85
Expenses including reductions	0.86	0.86	0.83	0.83	0.84
Net investment income	1.33	2.15	1.38	1.08	1.27
Portfolio turnover (%)	61	72	45	64	40

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	12

Notes to financial statements
Note 1—Organization
John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily
13	JOHN HANCOCK Financial Industries Fund |

close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$193,577,756	$182,829,211	$10,748,545	—
Capital markets	105,494,453	105,494,453	—	—
Consumer finance	28,976,246	28,976,246	—	—
Financial services	42,128,763	42,128,763	—	—
Insurance	109,774,325	102,636,066	7,138,259	—
Real estate
Specialized REITs	6,976,457	6,976,457	—	—
Convertible bonds	3,039,088	—	3,039,088	—
Short-term investments	4,211,555	4,211,555	—	—
Total investments in securities	$494,178,643	$473,252,751	$20,925,892	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon
| JOHN HANCOCK Financial Industries Fund	14

interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of October 31, 2024, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
15	JOHN HANCOCK Financial Industries Fund |

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2024 were $4,056.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2024 and 2023 was as follows:
	October 31, 2024	October 31, 2023
Ordinary income	$8,927,729	$5,687,882
Long-term capital gains	581,632	53,276,359
Total	$9,509,361	$58,964,241
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $10,890,710 of undistributed ordinary income and $34,721,727 of undistributed long-term capital gains.
| JOHN HANCOCK Financial Industries Fund	16

Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the ﬁrst $250 million of the fund’s aggregate average daily net assets, (b) 0.775% of the next $250 million of the fund’s aggregate average daily net assets, (c) 0.750% of the next $500 million of the fund’s aggregate average daily net assets; and (d) 0.725% of the fund’s aggregate average daily net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Financial Industries Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$19,740
Class C	492
Class I	2,484
Class	Expense reduction
Class R6	$278
Class NAV	17,947
Total	$40,941

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
17	JOHN HANCOCK Financial Industries Fund |

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 0.77% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $68,232 for the year ended October 31, 2024. Of this amount, $10,889 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $57,343 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2024, CDSCs received by the Distributor amounted to $302 and $181 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$539,683	$259,495
Class C	56,427	6,516
| JOHN HANCOCK Financial Industries Fund	18

Class	Distribution and service fees	Transfer agent fees
Class I	—	$32,595
Class R6	—	151
Total	$596,110	$298,757
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	336,659	$5,558,376	465,715	$6,751,269
Distributions reinvested	242,981	3,722,467	1,492,404	21,714,474
Repurchased	(2,118,838)	(34,373,509)	(2,361,174)	(34,188,892)
Net decrease	(1,539,198)	$(25,092,666)	(403,055)	$(5,723,149)
Class C shares
Sold	26,741	$377,934	44,891	$556,941
Distributions reinvested	6,497	84,597	72,242	896,521
Repurchased	(225,596)	(3,067,401)	(241,678)	(3,001,964)
Net decrease	(192,358)	$(2,604,870)	(124,545)	$(1,548,502)
Class I shares
Sold	493,962	$7,822,258	1,066,538	$16,877,824
Distributions reinvested	28,325	432,530	213,549	3,098,601
Repurchased	(544,394)	(8,693,423)	(1,689,263)	(25,000,655)
Net decrease	(22,107)	$(438,635)	(409,176)	$(5,024,230)
Class R6 shares
Sold	138,419	$2,363,668	68,033	$1,000,254
Distributions reinvested	3,533	53,950	13,855	201,037
Repurchased	(75,066)	(1,255,379)	(37,202)	(572,723)
Net increase	66,886	$1,162,239	44,686	$628,568
Class NAV shares
Sold	253,641	$4,202,166	925,789	$13,402,740
Distributions reinvested	302,808	4,620,843	2,008,126	29,117,821
Repurchased	(3,528,181)	(59,500,361)	(5,946,731)	(82,434,166)
Net decrease	(2,971,732)	$(50,677,352)	(3,012,816)	$(39,913,605)
Total net decrease	(4,658,509)	$(77,651,284)	(3,904,906)	$(51,580,918)
19	JOHN HANCOCK Financial Industries Fund |

Affiliates of the fund owned 56% and 100% of shares of Class R6 and Class NAV, respectively, on October 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $281,774,734 and $357,851,853, respectively, for the year ended October 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2024, funds within the John Hancock group of funds complex held 41.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	14.4%
JHF II Multimanager Lifestyle Balanced Portfolio	11.0%
JHF II Multimanager Lifestyle Aggressive Portfolio	6.0%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	421,025	$8,637,662	$171,981,950	$(176,413,257)	$3,586	$1,614	$387,974	—	$4,211,555

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK Financial Industries Fund	20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust II and Shareholders of John Hancock Financial Industries Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Financial Industries Fund (one of the funds constituting John Hancock Investment Trust II, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
21	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $3,264,778 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK FINANCIAL INDUSTRIES FUND	22

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with  Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Financial Industries Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
23	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK FINANCIAL INDUSTRIES FUND	24

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and the peer group median for the one-, three-, five-, and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s underperformance relative to the benchmark index and the peer group median for the one-, three-, five-, and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are higher than the peer group median and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which
25	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |

reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK FINANCIAL INDUSTRIES FUND	26

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
27	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK FINANCIAL INDUSTRIES FUND	28

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3988576	70A 10/24
12/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Regional Bank Fund
U.S. equity
October 31, 2024

John Hancock
Regional Bank Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
12	Notes to financial statements
18	Report of independent registered public accounting firm
19	Tax information
20	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK REGIONAL BANK FUND |

Fund’s investments
AS OF 10-31-24
	Shares	Value
Common stocks 99.4%		$840,687,770
(Cost $398,186,545)
Financials 99.4%		840,687,770
Banks 99.4%
1st Source Corp.	116,149	6,879,505
ACNB Corp.	57,635	2,420,670
American Business Bank (A)	129,892	5,222,957
Ameris Bancorp	218,268	13,530,433
Atlantic Union Bankshares Corp.	230,271	8,704,244
Bank of America Corp.	403,869	16,889,802
Bank of Marin Bancorp	225,305	5,004,024
Bank7 Corp.	149,736	6,281,425
Banner Corp.	80,497	5,155,028
Bar Harbor Bankshares	173,794	5,587,477
BayCom Corp.	202,892	5,041,866
Business First Bancshares, Inc.	229,063	5,999,160
C&F Financial Corp.	56,826	3,552,762
Cadence Bank	250,945	8,389,091
California BanCorp (A)	270,922	3,950,043
Camden National Corp.	108,289	4,542,724
CB Financial Services, Inc.	83,544	2,393,536
Central Pacific Financial Corp.	190,893	5,142,657
ChoiceOne Financial Services, Inc.	104,791	3,475,917
Citizens Community Bancorp, Inc.	293,629	4,148,978
Citizens Financial Group, Inc.	529,352	22,296,306
Civista Bancshares, Inc.	231,766	4,721,073
Coastal Financial Corp. (A)	188,589	11,879,221
Colony Bankcorp, Inc.	134,990	2,053,198
Columbia Banking System, Inc.	357,765	10,199,880
Comerica, Inc.	127,891	8,147,936
Community West Bancshares	187,040	3,505,130
ConnectOne Bancorp, Inc.	178,016	4,315,108
Cullen/Frost Bankers, Inc.	98,909	12,596,061
CVB Financial Corp.	231,983	4,507,430
Dime Community Bancshares, Inc.	179,982	5,412,059
Eagle Bancorp Montana, Inc.	187,426	3,130,014
East West Bancorp, Inc.	177,431	17,297,748
Eastern Bankshares, Inc.	432,785	7,067,379
Enterprise Bancorp, Inc.	105,259	3,379,866
Equity Bancshares, Inc., Class A	155,358	6,601,161
ESSA Bancorp, Inc.	143,378	2,698,374
Evans Bancorp, Inc.	112,224	4,468,760
Farmers & Merchants Bancorp, Inc.	157,530	4,270,638
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK REGIONAL BANK FUND	2

	Shares	Value
Financials (continued)
Banks (continued)
Farmers National Banc Corp.	194,894	$2,681,741
Fifth Third Bancorp	483,498	21,119,193
First Business Financial Services, Inc.	147,797	6,325,712
First Citizens BancShares, Inc., Class A	3,573	6,922,152
First Community Corp.	194,511	4,617,691
First Financial Bancorp	335,946	8,593,499
First Horizon Corp.	386,984	6,706,433
First Merchants Corp.	252,918	9,370,612
First Mid Bancshares, Inc.	116,385	4,440,088
Flushing Financial Corp.	156,468	2,452,636
Fulton Financial Corp.	204,279	3,699,493
German American Bancorp, Inc.	152,676	6,181,851
Great Southern Bancorp, Inc.	72,397	4,104,186
Hancock Whitney Corp.	284,350	14,808,948
HBT Financial, Inc.	268,390	5,732,810
Heritage Commerce Corp.	675,867	6,562,669
Heritage Financial Corp.	197,044	4,530,042
Horizon Bancorp, Inc.	435,486	6,976,486
Huntington Bancshares, Inc.	1,456,434	22,705,806
Independent Bank Corp. (Massachusetts)	107,473	6,760,052
Independent Bank Corp. (Michigan)	203,244	6,662,338
JPMorgan Chase & Co.	91,197	20,238,438
KeyCorp	1,092,984	18,853,974
Landmark Bancorp, Inc.	98,853	2,074,924
Live Oak Bancshares, Inc.	148,813	5,909,364
M&T Bank Corp.	143,089	27,856,565
Metrocity Bankshares, Inc.	118,368	3,501,325
Mid Penn Bancorp, Inc.	105,131	3,321,088
MidWestOne Financial Group, Inc.	171,481	4,962,660
NBT Bancorp, Inc.	126,669	5,634,237
Nicolet Bankshares, Inc.	120,382	12,241,646
Northrim BanCorp, Inc.	103,667	6,766,345
Ohio Valley Banc Corp.	103,713	2,438,293
Old National Bancorp	399,389	7,692,232
Old Second Bancorp, Inc.	507,973	8,340,917
OP Bancorp	358,581	5,310,585
Orange County Bancorp, Inc.	65,425	3,462,291
Orrstown Financial Services, Inc.	125,916	4,714,295
Pinnacle Financial Partners, Inc.	202,642	21,368,599
Plumas Bancorp	88,798	3,686,005
Popular, Inc.	152,382	13,597,046
Provident Financial Holdings, Inc.	160,953	2,505,233
QCR Holdings, Inc.	131,265	10,383,062
3	JOHN HANCOCK REGIONAL BANK FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Red River Bancshares, Inc.	77,365	$4,040,000
Regions Financial Corp.	914,936	21,839,522
Renasant Corp.	278,725	9,507,310
Riverview Bancorp, Inc.	485,326	2,300,445
SB Financial Group, Inc.	194,301	3,732,522
Shore Bancshares, Inc.	466,735	6,786,327
Sierra Bancorp	195,383	5,548,877
Southern Missouri Bancorp, Inc.	128,949	7,646,676
SouthState Corp.	94,583	9,224,680
Stock Yards Bancorp, Inc.	112,086	7,227,305
Synovus Financial Corp.	296,450	14,783,962
The First Bancorp, Inc.	132,306	3,426,725
The First Bancshares, Inc.	153,415	5,134,800
The PNC Financial Services Group, Inc.	90,468	17,032,410
Timberland Bancorp, Inc.	159,869	4,617,017
TriCo Bancshares	224,797	9,605,576
Truist Financial Corp.	319,241	13,743,325
U.S. Bancorp	415,028	20,050,003
Virginia National Bankshares Corp.	109,552	4,345,928
Westamerica BanCorp	115,306	5,940,565
Western Alliance Bancorp	153,785	12,796,450
WSFS Financial Corp.	326,746	16,066,101
Zions Bancorp NA	338,418	17,618,041

	Yield (%)	Shares	Value
Short-term investments 0.6%			$5,289,688
(Cost $5,289,681)
Short-term funds 0.6%			5,289,688
John Hancock Collateral Trust (B)	4.6622(C)	528,805	5,289,688

Total investments (Cost $403,476,226) 100.0%	$845,977,458
Other assets and liabilities, net (0.0%)	(104,212)
Total net assets 100.0%	$845,873,246

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 10-31-24.
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $407,641,577. Net unrealized appreciation aggregated to $438,335,881, of which $443,292,414 related to gross unrealized appreciation and $4,956,533 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK REGIONAL BANK FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $398,186,545)	$840,687,770
Affiliated investments, at value (Cost $5,289,681)	5,289,688
Total investments, at value (Cost $403,476,226)	845,977,458
Dividends and interest receivable	535,299
Receivable for fund shares sold	49,291
Other assets	95,779
Total assets	846,657,827
Liabilities
Payable for fund shares repurchased	412,313
Payable to affiliates
Accounting and legal services fees	39,281
Transfer agent fees	81,373
Distribution and service fees	142,229
Trustees’ fees	761
Other liabilities and accrued expenses	108,624
Total liabilities	784,581
Net assets	$845,873,246
Net assets consist of
Paid-in capital	$343,198,095
Total distributable earnings (loss)	502,675,151
Net assets	$845,873,246

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($593,246,084 ÷ 20,016,187 shares)[1]	$29.64
Class C ($46,470,733 ÷ 1,666,280 shares)[1]	$27.89
Class I ($197,712,330 ÷ 6,678,393 shares)	$29.60
Class R6 ($8,444,099 ÷ 285,200 shares)	$29.61
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$31.20

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Dividends	$26,296,212
Dividends from affiliated investments	187,653
Less foreign taxes withheld	(42,692)
Total investment income	26,441,173
Expenses
Investment management fees	6,110,412
Distribution and service fees	1,939,010
Accounting and legal services fees	152,175
Transfer agent fees	892,851
Trustees’ fees	16,831
Custodian fees	94,975
State registration fees	84,728
Printing and postage	71,583
Professional fees	90,577
Other	34,115
Total expenses	9,487,257
Less expense reductions	(64,499)
Net expenses	9,422,758
Net investment income	17,018,415
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	69,639,251
Affiliated investments	6,157
69,645,408
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	244,543,510
Affiliated investments	(600)
244,542,910
Net realized and unrealized gain	314,188,318
Increase in net assets from operations	$331,206,733
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Regional Bank Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$17,018,415	$21,825,101
Net realized gain	69,645,408	4,678,892
Change in net unrealized appreciation (depreciation)	244,542,910	(351,446,472)
Increase (decrease) in net assets resulting from operations	331,206,733	(324,942,479)
Distributions to shareholders
From earnings
Class A	(14,325,466)	(39,435,462)
Class C	(1,152,415)	(5,515,297)
Class I	(5,533,127)	(19,791,064)
Class R6	(239,924)	(412,889)
Total distributions	(21,250,932)	(65,154,712)
From fund share transactions	(152,601,883)	(119,713,029)
Total increase (decrease)	157,353,918	(509,810,220)
Net assets
Beginning of year	688,519,328	1,198,329,548
End of year	$845,873,246	$688,519,328
7	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$19.80	$29.71	$34.06	$19.47	$26.12
Net investment income[1]	0.54	0.57	0.42	0.42	0.49
Net realized and unrealized gain (loss) on investments	9.97	(8.82)	(3.02)	14.66	(6.58)
Total from investment operations	10.51	(8.25)	(2.60)	15.08	(6.09)
Less distributions
From net investment income	(0.58)	(0.54)	(0.44)	(0.41)	(0.49)
From net realized gain	(0.09)	(1.12)	(1.31)	(0.08)	(0.07)
Total distributions	(0.67)	(1.66)	(1.75)	(0.49)	(0.56)
Net asset value, end of period	$29.64	$19.80	$29.71	$34.06	$19.47
Total return (%)[2,3]	53.63	(28.79)	(7.79)	78.08	(23.24)
Ratios and supplemental data
Net assets, end of period (in millions)	$593	$449	$724	$839	$515
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23	1.22	1.23	1.22	1.24
Expenses including reductions	1.22	1.21	1.22	1.21	1.23
Net investment income	2.15	2.39	1.36	1.41	2.30
Portfolio turnover (%)	3	7	11	10	1

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Regional Bank Fund	8

CLASS C SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$18.67	$28.09	$32.28	$18.46	$24.79
Net investment income[1]	0.35	0.37	0.19	0.20	0.32
Net realized and unrealized gain (loss) on investments	9.37	(8.31)	(2.86)	13.91	(6.24)
Total from investment operations	9.72	(7.94)	(2.67)	14.11	(5.92)
Less distributions
From net investment income	(0.41)	(0.36)	(0.21)	(0.21)	(0.34)
From net realized gain	(0.09)	(1.12)	(1.31)	(0.08)	(0.07)
Total distributions	(0.50)	(1.48)	(1.52)	(0.29)	(0.41)
Net asset value, end of period	$27.89	$18.67	$28.09	$32.28	$18.46
Total return (%)[2,3]	52.46	(29.30)	(8.46)	76.91	(23.85)
Ratios and supplemental data
Net assets, end of period (in millions)	$46	$54	$108	$123	$84
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97	1.96	1.94	1.93	1.96
Expenses including reductions	1.96	1.96	1.93	1.92	1.95
Net investment income	1.48	1.64	0.66	0.70	1.54
Portfolio turnover (%)	3	7	11	10	1

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
9	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$19.78	$29.70	$34.05	$19.45	$26.12
Net investment income[1]	0.61	0.63	0.51	0.50	0.55
Net realized and unrealized gain (loss) on investments	9.95	(8.82)	(3.02)	14.67	(6.59)
Total from investment operations	10.56	(8.19)	(2.51)	15.17	(6.04)
Less distributions
From net investment income	(0.65)	(0.61)	(0.53)	(0.49)	(0.56)
From net realized gain	(0.09)	(1.12)	(1.31)	(0.08)	(0.07)
Total distributions	(0.74)	(1.73)	(1.84)	(0.57)	(0.63)
Net asset value, end of period	$29.60	$19.78	$29.70	$34.05	$19.45
Total return (%)[2]	54.00	(28.61)	(7.52)	78.68	(23.06)
Ratios and supplemental data
Net assets, end of period (in millions)	$198	$178	$360	$345	$196
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	0.96	0.94	0.93	0.96
Expenses including reductions	0.96	0.96	0.93	0.92	0.95
Net investment income	2.44	2.63	1.66	1.68	2.49
Portfolio turnover (%)	3	7	11	10	1

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Regional Bank Fund	10

CLASS R6 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$19.78	$29.70	$34.05	$19.45	$26.13
Net investment income[1]	0.64	0.64	0.57	0.51	0.57
Net realized and unrealized gain (loss) on investments	9.95	(8.81)	(3.05)	14.69	(6.60)
Total from investment operations	10.59	(8.17)	(2.48)	15.20	(6.03)
Less distributions
From net investment income	(0.67)	(0.63)	(0.56)	(0.52)	(0.58)
From net realized gain	(0.09)	(1.12)	(1.31)	(0.08)	(0.07)
Total distributions	(0.76)	(1.75)	(1.87)	(0.60)	(0.65)
Net asset value, end of period	$29.61	$19.78	$29.70	$34.05	$19.45
Total return (%)[2]	54.21	(28.53)	(7.43)	78.86	(22.99)
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$7	$7	$20	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.85	0.83	0.83	0.85
Expenses including reductions	0.85	0.85	0.82	0.82	0.84
Net investment income	2.53	2.74	1.85	1.69	2.75
Portfolio turnover (%)	3	7	11	10	1

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
| JOHN HANCOCK Regional Bank Fund	12

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of October 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2024 were $5,098.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
13	JOHN HANCOCK Regional Bank Fund |

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2024 and 2023 was as follows:
	October 31, 2024	October 31, 2023
Ordinary income	$18,155,491	$20,680,019
Long-term capital gains	3,095,441	44,474,693
Total	$21,250,932	$65,154,712
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $725,628 of undistributed ordinary income and $63,613,642 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.750% of the next $500 million of the fund’s average daily net assets; (c) 0.735% of the next $1 billion of the fund’s average daily net assets; and (d) 0.725% of the
| JOHN HANCOCK Regional Bank Fund	14

fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$44,454
Class C	4,285
Class I	15,113
Class	Expense reduction
Class R6	$647
Total	$64,499

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 0.77% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $158,870 for the year ended October 31, 2024. Of this amount, $26,502 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $132,368 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the
15	JOHN HANCOCK Regional Bank Fund |

Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2024, CDSCs received by the Distributor amounted to $2,560 and $8,074 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,417,224	$620,612
Class C	521,786	60,239
Class I	—	211,621
Class R6	—	379
Total	$1,939,010	$892,851
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	940,649	$23,622,109	1,861,888	$41,825,315
Distributions reinvested	510,270	13,089,241	1,463,643	36,026,403
Repurchased	(4,097,325)	(102,661,756)	(5,014,967)	(115,392,956)
Net decrease	(2,646,406)	$(65,950,406)	(1,689,436)	$(37,541,238)
Class C shares
Sold	105,287	$2,485,599	372,227	$8,252,387
Distributions reinvested	46,737	1,127,749	224,266	5,301,203
Repurchased	(1,399,045)	(32,820,396)	(1,532,757)	(33,126,630)
Net decrease	(1,247,021)	$(29,207,048)	(936,264)	$(19,573,040)
| JOHN HANCOCK Regional Bank Fund	16

	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	2,169,185	$54,831,229	4,784,455	$112,273,016
Distributions reinvested	186,151	4,767,293	675,981	16,609,009
Repurchased	(4,695,528)	(115,452,201)	(8,560,449)	(194,005,361)
Net decrease	(2,340,192)	$(55,853,679)	(3,100,013)	$(65,123,336)
Class R6 shares
Sold	52,351	$1,282,365	204,165	$4,534,308
Distributions reinvested	9,380	239,923	17,028	412,889
Repurchased	(126,171)	(3,113,038)	(99,247)	(2,422,612)
Net increase (decrease)	(64,440)	$(1,590,750)	121,946	$2,524,585
Total net decrease	(6,298,059)	$(152,601,883)	(5,603,767)	$(119,713,029)
Affiliates of the fund owned 23% of shares of Class R6 on October 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $25,852,690 and $173,449,834, respectively, for the year ended October 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	528,805	$13,832,452	$142,180,497	$(150,728,818)	$6,157	$(600)	$187,653	—	$5,289,688
17	JOHN HANCOCK Regional Bank Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust II and Shareholders of John Hancock Regional Bank Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Regional Bank Fund (one of the funds constituting John Hancock Investment Trust II, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK REGIONAL BANK FUND	18

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $8,831,764 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
19	JOHN HANCOCK REGIONAL BANK FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Regional Bank Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024  meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK REGIONAL BANK FUND	20

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
21	JOHN HANCOCK REGIONAL BANK FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five-, and ten-year periods ended December 31, 2023. The Board also noted that the fund outperformed the peer group median for the ten-year period and underperformed for the one-, three-, and five-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark for the one-, three-, five-, and ten-year periods and peer group median for the one-, three-, and five-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are higher than the peer group median and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund
| JOHN HANCOCK REGIONAL BANK FUND	22

and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
23	JOHN HANCOCK REGIONAL BANK FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK REGIONAL BANK FUND	24

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
25	JOHN HANCOCK REGIONAL BANK FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3988663	01A 10/24
12/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	December 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	December 16, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer, Principal Financial Officer
Date:	December 16, 2024